Subsequent Events (Details) - Class B Ordinary Shares [Member] - shares	Jan. 12, 2026	Aug. 06, 2025
Subsequent Events [Line Items]
Aggregate shares		5,950,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Granted share-based compensation awards (in Shares)	7,650,000
Aggregate shares	21,550,000
Subsequent Event [Member] | 2025 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Aggregate shares	13,900,000